Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption shares issued	2,205,349	25,000,000
Ordinary shares subject to possible redemption shares outstanding	2,205,349	25,000,000
Ordinary shares subject to possible redemption per share (in Dollars per share)	$ 10.92	$ 10.36
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	6,200,000
Ordinary shares, shares outstanding	6,200,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	50,000	6,250,000
Ordinary shares, shares outstanding	50,000	6,250,000